DISCONTINUED OPERATIONS (Tables)	12 Months Ended
Dec. 31, 2018
Discontinued Operations and Disposal Groups [Abstract]
Discontinued operations aggregate carrying amounts of the assets and liabilities
The following table presents the results from the discontinued operations of the U.K. Subsidiaries included in the Consolidated Statement of Operations:

	For the Year Ended December 31,
(in thousands)	2018	2017	2016
Revenue	$49,238	$39,496	$33,720
Provision for losses	21,632	13,660	10,624
Net revenue	27,606	25,836	23,096

Cost of providing services
Advertising	8,970	5,495	4,886
Non-advertising costs of providing services	3,209	6,269	7,921
Total cost of providing services	12,179	11,764	12,807
Gross margin	15,427	14,072	10,289
Operating expense (income)
Corporate, district and other	31,639	17,218	18,561
Interest income	(26)	(12)	(27)
Restructuring costs	—	7,393	994
Goodwill impairment	22,496	—	—
Total operating expense	54,109	24,599	19,528
Loss from operations of discontinued operations before income taxes	(38,682)	(10,527)	(9,239)
(Benefit) / provision for income tax	(170)	929	961
Loss from discontinued operations	$(38,512)	$(11,456)	$(10,200)

The following table presents the aggregate carrying amounts of the assets and liabilities of the discontinued operations of the U.K. Subsidiaries:

(in thousands)	December 31, 2018	December 31, 2017
ASSETS
Cash	$9,859	$8,891
Restricted cash	3,384	3,569
Gross loans receivable	25,256	19,590
Less: allowance for loan losses	(5,387)	(5,441)
Loans receivable, net	19,869	14,149
Prepaid expenses and other	1,482	1,139
Property and equipment, net	—	1,535
Goodwill	—	23,960
Other intangibles, net of accumulated amortization	—	4,102
Other	267	297
Total assets classified as discontinued operations in the Consolidated Balance Sheets	$34,861	$57,642
LIABILITIES AND STOCKHOLDERS' EQUITY
Accounts payable and accrued liabilities	$8,136	$6,517
Income tax payable	—	929
Deferred revenue	180	543
Accrued interest	(5)	—
Deferred rent	149	400
Deferred tax liabilities	—	472
Other long-term liabilities	422	626
Total liabilities classified as discontinued operations in the Consolidated Balance Sheets	$8,882	$9,487

The following table presents cash flows of the discontinued operations of the U.K. Subsidiaries:

	Year Ended December 31,
(in thousands)	2018	2017	2016
Net cash provided by discontinued operating activities	$10,808	$9,666	$566
Net cash used in discontinued investing activities	(27,891)	(15,761)	(11,701)
Net cash used in discontinued financing activities	—	—	—